Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents and Restricted Cash
Schedule of cash, cash equivalents and restricted cash

Cash, cash equivalents and restricted cash consisted of the following (in thousands):

	As of	As of	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Cash and cash equivalents	$267,668	$129,410	$65,663
Restricted cash	—	346	—
Total	$267,668	$129,756	$65,663